Insurance-Related Accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 548,730	¥ 525,976
Life insurance revenues	910,011	857,766	¥ 754,242
Non-life insurance revenues	111,392	105,497	97,581
Amortization of deferred insurance acquisition costs charged to income	79,906	68,137	¥ 36,130
Future insurance policy benefits	¥ 5,633,865	¥ 5,211,421
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	0.80%
Minimum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	1.80%
Minimum | Investments Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	0.01%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Maximum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	2.00%
Maximum | Investments Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	6.30%